UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8707

Name of Fund:  MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniHoldings Insured Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alabama - 1.3%       $   2,170   Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                 due 1/01/2022                                                                         $    2,343

Arizona - 2.1%           3,590   Pinal County, Arizona, COP, 5.25% due 12/01/2023                                           3,782

Arkansas - 3.5%          3,710   Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds,
                                 DRIVERS, Series 964Z, 7.356% due 6/01/2010 (c)(e)(i)                                       4,009
                         2,135   Arkansas State Development Finance Authority, State Agencies Facilities Revenue
                                 Bonds (Department of Corrections Project), Series B, 5% due 11/01/2025 (d)                 2,246

California - 32.0%       3,250   California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                 Series 878Z, 7.345% due 12/01/2009 (e)(i)                                                  3,686
                         2,000   California State Public Works Board, Lease Revenue Bonds (Department of General
                                 Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)                      2,066
                         1,300   California State, Various Purpose, GO, 5.50% due 4/01/2028                                 1,429
                         2,145   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series D,
                                 5% due 12/01/2027 (a)                                                                      2,214
                         1,800   East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series B, 5% due 8/01/2027 (b)                                                   1,875
                         1,335   East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series D, 5% due 8/01/2021 (g)                                                   1,418
                         5,155   East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series D, 5% due 8/01/2029 (g)                                                   5,369
                         5,305   Industry, California, Urban Development Agency, Tax Allocation Bonds (Civic-
                                 Recreational-Industrial Redevelopment Project Number 1), Series B, 5% due
                                 5/01/2019 (e)                                                                              5,548
                         2,000   Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                                 5% due 1/01/2028 (b)                                                                       2,087
                         3,000   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (e)       3,130
                         2,565   Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                 5.50% due 9/01/2036 (a)                                                                    2,782
                         5,005   San Francisco, California, City and County, GO (California Academy of Sciences
                                 Improvements), Series E, 5% due 6/15/2023 (e)                                              5,278
                         1,265   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                 9/01/2030 (e)                                                                              1,313
                         2,635   San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds, 5.66%* due 12/01/2024 (e)                                                 1,027


Portfolio Abbreviations


To simplify the listings of MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
VRDN          Variable Rate Demand Notes



MuniHoldings Insured Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
California           $   2,355   San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
(concluded)                      Refunding Bonds, 5.66%* due 12/01/2025 (e)                                            $      866
                         2,355   San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds, 5.66%* due 12/01/2026 (e)                                                   816
                         3,145   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (d)                                                                          3,481
                         2,080   Sweetwater, California, Union High School District, Public Financing Authority,
                                 Special Tax Revenue Bonds, Series A, 5% due 9/01/2028 (d)                                  2,165
                         2,800   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (d)                2,857
                         1,700   University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033 (d)    1,763
                         2,000   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due
                                 9/01/2022 (d)                                                                              2,097
                         3,480   West Contra Costa, California, Unified School District, GO, Series C, 5% due
                                 8/01/2021 (b)                                                                              3,681
                         2,435   William S. Hart Union High School District, California, Capital Appreciation, GO
                                 (Election of 2001), Series B, 4.72%* due 9/01/2025 (d)                                       974

Colorado - 6.4%          2,440   Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                         2,661
                         2,560   Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                         2,794
                         2,730   Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                         2,974
                         2,890   Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                         3,149

Connecticut - 2.9%       5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Connecticut State University System), Series E, 5% due 11/01/2033 (b)                     5,173

Florida - 0.2%           2,225   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.24%* due 10/01/2037 (e)                                                                    437

Georgia - 2.0%           1,500   Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN, Series C, 3.05% due
                                 11/01/2041 (d)(h)                                                                          1,500
                         2,000   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (d)                  2,135

Illinois - 12.9%         7,965   Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)                                   8,838
                         2,050   Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, Third Lien,
                                 Series A, 5% due 1/01/2029 (e)                                                             2,131
                         2,150   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 845-Z, 8.624% due 1/01/2012 (e)(g)(i)                                                      2,633
                         2,965   Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due 1/01/2011 (b)(f)    3,255
                         1,535   Counties of Madison, Jersey, Macoupin, Calhoun, Morgan, Scott and Greene and the
                                 State of Illinois, Community College District Number 536 (Lewis & Clark), GO
                                 (Alternate Revenue Source), Series B, 5.25% due 11/01/2030 (d)                             1,641
                         4,500   Illinois State, GO, First Series, 6% due 1/01/2018 (b)                                     4,881
                            45   Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                                 Number 220, GO, 5.75% due 12/01/2019 (b)                                                      49

Indiana - 1.2%           2,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (b)                                                                          2,132

Maryland - 1.6%          2,640   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2023 (g)                                                                          2,870

Massachusetts - 11.4%    3,565   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2035                                                          3,682
                         2,105   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2031                                                          2,198
                           565   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT, Series A,
                                 5.15% due 6/01/2011 (e)                                                                      569
                         3,300   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A, 5.15%
                                 due 7/01/2026 (d)                                                                          3,322
                         2,440   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.50%
                                 due 7/01/2032 (d)                                                                          2,554
                         8,010   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (d)                                                             8,381

Michigan - 3.8%          2,035   Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (b)(f)               2,178
                         1,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Pollution), AMT, Series B, 5.65% due 9/01/2029 (g)                                  1,583
                         1,750   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 857Z, 7.924% due 3/01/2010 (g)(i)                                              1,944
                         1,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 858Z, 7.625% due 12/01/2011 (g)(i)                                             1,118

Minnesota - 2.4%         4,015   Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.65%
                                 due 2/01/2019 (e)                                                                          4,362

Missouri - 5.2%          2,000   Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct Deposit
                                 Program), 5.50% due 3/01/2018 (b)                                                          2,139
                         1,925   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due 3/01/2014 (d)    2,086
                         2,175   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due 3/01/2015 (d)    2,352
                         1,170   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due 3/01/2016 (d)    1,266
                         1,500   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due 3/01/2017 (d)    1,617

Nebraska - 2.1%          1,585   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, First
                                 Tier, Series A, 5.50% due 4/01/2020 (a)                                                    1,725
                         2,000   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, First
                                 Tier, Series A, 5.50% due 4/01/2021 (a)                                                    2,166

New Jersey - 16.4%       5,295   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           5,586
                         3,800   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (k)                       4,164
                         6,700   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (e)   7,145
                         6,705   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (d)                                                      7,144
                         5,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (d)                                                                              5,729

New York - 27.7%         1,185   Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5% due
                                 11/15/2030 (a)                                                                             1,240
                        10,000   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                                 8/01/2009 (d)(f)                                                                          10,951
                         5,865   New York City, New York, GO, Refunding, Series C, 5.875% due 8/01/2006 (e)(f)              6,029
                         7,500   New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (d)                  7,627
                         7,085   New York City, New York, GO, Series G, 5.75% due 10/15/2007 (d)(f)                         7,439
                         4,095   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (a)                                                         4,409
                         1,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2029 (a)                                                            1,047
                         1,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                            1,044
                         2,645   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series D, 5.25% due 10/01/2023 (e)                                                         2,850
                         4,900   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2017                                                                        5,301
                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        2,193

Oregon - 0.8%            1,400   Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds (Oregon
                                 Convention Center), Series A, 5.75% due 6/15/2015 (a)                                      1,532

Pennsylvania - 11.6%     2,730   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                 Utilities Corporation Project), 4.75% due 2/15/2027 (b)                                    2,770
                         3,900   Pennsylvania State Higher Educational Facilities Authority, State System of Higher
                                 Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                                3,979
                         6,045   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                                 AMT, Series B, 5.50% due 6/15/2017 (b)                                                     6,280
                         1,730   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                               1,846
                         2,015   Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2019 (b)                     2,157
                         1,800   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                                 Projects and Equipment Program), 6.15% due 12/01/2029 (a)                                  1,927
                         1,885   York County, Pennsylvania, School of Technology Authority, Lease Revenue Refunding
                                 Bonds, 5.50% due 2/15/2022 (b)                                                             2,059

Rhode Island - 4.8%      5,000   Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public
                                 Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(f)                      5,494
                         2,870   Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                 (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (g)                         3,122

South Carolina - 0.9%    1,525   Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Hospital
                                 Facilities, Revenue Refunding Bonds, Series A, 5.25% due 2/15/2025 (c)(e)                  1,621

Tennessee - 3.5%         1,000   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                 Public Improvement IV, VRDN, Series B-3, 3.06% due 6/01/2013 (d)(h)                        1,000
                         2,730   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.25%
                                 due 7/01/2022 (d)                                                                          2,819
                         2,505   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%
                                 due 1/01/2026 (d)                                                                          2,578

Texas - 4.4%             4,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 778-Z, 7.624% due 11/01/2011 (e)(i)                                                        4,438
                           500   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.06% due 10/01/2029 (e)(h)             500
                         2,830   Houston, Texas, Community College System, Participation Interests, COP (Alief Center
                                 Project), 5.75% due 8/15/2022 (e)                                                          3,000

Washington - 4.9%        4,000   Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (e)                              4,374
                         2,310   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                        2,454
                         1,810   Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                                 Bonds, 5.50% due 12/01/2022 (d)                                                            1,972

West Virginia - 2.8%     5,000   West Virginia State Housing Development Fund, Housing Finance Revenue Refunding Bonds,
                                 Series D, 5.20% due 11/01/2021 (e)                                                         5,159

Wisconsin - 0.3%           500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood
                                 Center of Southeastern Wisconsin Project), 5.50% due 6/01/2024                               522

Wyoming - 0.9%           1,500   Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                                 6.20% due 6/01/2024                                                                        1,600

Puerto Rico - 3.1%       3,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2027 (g)                                                                              3,677
                         1,870   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series D, 5.25% due 7/01/2036                                                       1,931

                                 Total Municipal Bonds (Cost - $304,442) - 173.1%                                         313,506


                        Shares
                          Held   Short-Term Securities
                            21   Merrill Lynch Institutional Tax-Exempt Fund (j)                                               21

                                 Total Short-Term Securities (Cost - $21) - 0.0%                                               21

                                 Total Investments (Cost - $304,463**) - 173.1%                                           313,527
                                 Other Assets Less Liabilities - 0.9%                                                       1,671
                                 Preferred Stock, at Redemption Value - (74.0%)                                         (134,037)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $  181,161
                                                                                                                       ==========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      304,463
                                              ==============
    Gross unrealized appreciation             $        9,761
    Gross unrealized depreciation                      (697)
                                              --------------
    Net unrealized appreciation               $        9,064
                                              ==============


(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHA Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) XL Capital Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Dividend
    Affiliate                                   Activity        Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                                --            $15


(k) Assured Guaranty Insured.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Insured Fund, Inc.


Date:  March 20, 2006